SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	May 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Dec. 12, 2018 $ / shares	Nov. 30, 2016 $ / shares	May 31, 2016 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value | $	$ 4,872,048	$ 259,189	$ 4,872,048	$ 259,189	$ 52,964	$ 78,310			$ 88,244
Advertising Expense | $	$ 48,284	$ 0	$ 175,676	$ 0	0	0
Research and Development Expense | $					$ 0	$ 0
Debt Instrument, Convertible, Conversion Price						$ 0.25	$ 0.80
Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Price						0.1250		$ 0.0409
Debt Instrument, Convertible, Terms of Conversion Feature					conversion prices of the various convertible notes would be equal to the lesser of (i) $1.07, $0.80, or $0.40 (reset to $0.03125) , as the case may be, or (ii) 75% of the lowest VWAP in the 15-20 consecutive trading days ending on the trading day that is immediately prior to the application conversion date
Potential Shares | shares					4,500,000
Minimum [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Price					$ 0.1250
Debt Instrument, Convertible, Conversion Price					0.3125	0.80
Maximum [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Price					0.6865
Debt Instrument, Convertible, Conversion Price					$ 0.40	$ 1.07
Convertible Debt Securities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares					9,929,058	1,180,350
Upon Conversion of Notes Payable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares					4,407,118
Upon Exercise of Warrants [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares					4,700,998
Stock Payable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares					611,071
Measurement Input, Default Rate [Member] | Maximum [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input					0.25	0.10
Measurement Input, Price Volatility [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input					0.95
Measurement Input, Price Volatility [Member] | Minimum [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input					0.974	2.65
Measurement Input, Price Volatility [Member] | Maximum [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input					5.345	4.07
Measurement Input, Prepayment Rate [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input						1.30